Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
QUARTERLY FINANCIAL DATA

NOTE 20—QUARTERLY FINANCIAL DATA (UNAUDITED)

	Interest Income	Net Interest Income	Net Income / (Loss)	Basic Earnings per Common Share	Diluted Earnings per Common Share
2011
First quarter (1)(3)(4)	$12,414	$10,372	$753	$0.06	$0.06
Second quarter (1)(2)(3)(4)	12,045	10,153	523	0.03	0.03
Third quarter (1)(3)(4)	12,267	10,439	1,193	0.12	0.12
Fourth quarter (1)(3)(4)	12,135	10,397	1,489	0.15	0.15

2010
First quarter (5)(6)(7)	$13,173	$10,200	$36	$(0.04)	$(0.04)
Second quarter (5)(6)(7)	13,149	10,441	(259)	(0.07)	(0.07)
Third quarter (5)(6)(7)	12,997	10,450	(1,393)	(0.22)	(0.22)
Fourth quarter (5)(6)(7)	12,606	10,370	728	0.01	0.01

(1)	Interest income decreased as loans repriced downward.
(2)	Interest income decreased due to reversed income related to nonaccrual loans.
(3)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(4)	Net income increased due to a reduction in provision for loan losses.
(5)	Interest income decreased as loans repriced downward. Loan volume also declined.
(6)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(7)	Net income was reduced by a large provision for loan losses.